PROSPECTUS

JANUARY 1, 1998

                                 BOSTON PARTNERS
                                    BOND FUND

                             (INSTITUTIONAL SHARES)


(LOGO)
bp
BOSTON PARTNERS ASSET MANAGEMENT, L.P.
--------------------------------------
[GRAPHIC OMITTED]

                            BOSTON PARTNERS BOND FUND

                              (INSTITUTIONAL CLASS)
                                       OF
                               THE RBB FUND, INC.

     Boston Partners Bond Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Institutional Class ("Shares") offered by this Prospectus represent interests in the Fund. The investment objectives of the Fund are to maximize total return by investing principally in investment grade fixed income securities, and secondarily to seek current income.

     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of
Additional  Information,  dated  January  1,  1998,  has  been  filed  with  the
Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (800) 311-9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related material, on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
PROSPECTUS                                                       January 1, 1998

EXPENSE TABLE
================================================================================
     The following tables illustrate all expenses and fees (after expected fee waivers) that a shareholder would incur in the Fund. The expenses and fees in the tables are based on expenses expected to be incurred for the Fund's initial fiscal period.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

  MANAGEMENT FEES (AFTER WAIVERS)* ...............................     0.00%

  12b-1 Fees (after waivers)* ....................................     0.04%

  Other Expenses .................................................     0.56%
                                                                       ----
Total Fund Operating Expenses (after waivers)* ...................     0.60%
                                                                       ====

* In the absence of fee waivers, Management Fees would be .40%, 12b-1 Fees would be 0.15% and Total Fund Operating Expenses would be 1.11%.

EXAMPLE

     An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                       ONE         THREE
                                                       YEAR        YEARS
                                                      ------      -------
     Boston Partners Bond Fund.......................   $6          $19

     The Expense Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Expense Table reflects a voluntary waiver of "Management Fees" and "12b-1 fees" for the Fund, which are expected to be in effect during the initial fiscal period. However, the Adviser and Distributor are under no obligation with respect to such waivers and there can be no assurance that any future waivers of Management fees or 12b-1 fees will not vary from the figures reflected in the Expense Table.

     The Example assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     No financial data is supplied for the Fund because, as of the date of this Prospectus, the Fund has no performance history.

INTRODUCTION
================================================================================
     RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-two separate investment portfolios. The Shares offered by this Prospectus represent interests in the Boston Partners Bond Fund. RBB was incorporated in Maryland on February 29, 1988.

INVESTMENT OBJECTIVES AND POLICIES
================================================================================
     The investment objectives of the Fund are to maximize total return by investing principally in investment grade fixed income securities, and secondarily to seek current income.

     The Fund will invest during normal market conditions at least 75% of its total assets in bonds, including corporate debt obligations and mortgage-backed and asset-backed securities (collectively, "Debt Securities") rated investment-grade or better at the time of purchase by Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's") or which are similarly rated by another nationally recognized statistical rating organization ("Rating Organization") (including Fitch Investors Service, Inc., Duff & Phelps, Thomson BankWatch and IBCA), or are unrated but deemed by Boston Partners Asset Management L.P. (the "Adviser") to be comparable in quality to instruments so rated. The Fund may invest up to 25% of its total assets in Debt Securities rated "BB" and "B" by Moody's or "Ba" and "B" by S&P or which are similarly rated by another Rating Organization or are unrated but are deemed by the Adviser to be comparable in quality to instruments that are so rated.

     Investment-grade Debt Securities are those rated at the time of purchase "AAA," "AA," "A" or "BBB" by S&P, "Aaa," "Aa," "A" or "Baa" by Moody's or which are similarly rated by another Rating Organization or are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated. Debt Securities rated "BBB" by S&P, "Baa" by Moody's or the equivalent rating of another Rating Organization, while still deemed investment-grade, are considered to have speculative characteristics and are more sensitive to economic change than higher rated bonds. Debt Securities rated below the four highest ratings of S&P or Moody's are often referred to as "junk bonds." Such Debt Securities are rated below investment-grade and carry a higher degree of risk and are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. See "Risk Factors -- Lower Rated Securities."

     The Adviser will select certain mortgage-backed and asset-backed securities which it believes have superior risk/return characteristics versus other fixed income instruments. Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies as well as by private issuers. Asset-backed securities represent pools of other assets (such as automobile installment purchase obligations and credit card receivables) similarly assembled for sale by private issuers. See "Risk Factors -- Mortgage-Backed and Asset-Backed Securities" in this prospectus and "Investment Objectives and Policies" in the Statement of Additional Information.

     The Fund may also invest up to 15% of its total assets in each of the following: collateralized mortgage obligations ("CMOs"), Yankee Bonds (dollar-denominated debt securities of foreign issuers), non-dollar denominated bonds of foreign or domestic issuers, securities that can be purchased and sold privately to institutional investors pursuant to Rule 144A, and convertible Debt Securities of U.S. and foreign issuers (including convertible preferred stock and notes). See "Risk Factors" in this Prospectus and "Investment Objectives and Policies" in the Statement of Additional Information.

     The Fund may invest in debt securities issued by the U.S. Government or government agencies, repurchase agreements and reverse repurchase agreements, foreign currency exchange transactions, dollar rolls, futures, option contracts (including options on futures) and stripped securities. The Fund may make when-issued purchases and forward commitments. See "Risk Factors" in this Prospectus and "Investment Objectives and Policies" in the Statement of Additional Information.

     The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

     Although the Fund has no restriction as to the maximum or minimum duration of any individual security held by it, during normal market conditions the Fund's average effective duration will generally be within 5% of the duration of the Lehman Brothers Aggregate Bond Index. "Duration" is a term used by investment managers to express the average time to receipt of expected cash flows (discounted to their present value) on a particular fixed income instrument or a portfolio of instruments. Duration takes into account the pattern of a security's cash flow over time, including how cash flow is affected by prepayments and changes in interest rates. For example, the duration of a five-year zero coupon bond that pays no interest or principal until the maturity of the bond is five years. This is because a zero coupon bond produces no cash flow until the maturity date. On the other hand, a coupon bond that pays interest semi-annually and matures in five years will have a duration of less than five years, which reflects the semi-annual cash flows resulting from coupon payments. Duration also generally defines the effect of interest rate changes on bond prices. Generally, if interest rates increase by one percent, the value of a security having an effective duration of five years would decrease in value by five percent.

     Any investment policy or limitation which involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund. The foregoing does not apply to the Fund's borrowing limitations or limit on purchases of illiquid securities.

     The Fund's investment objectives and policies described above may be changed by RBB's Board of Directors without the approval of the Fund's shareholders.

INVESTMENT LIMITATIONS
================================================================================
     The Fund may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Fund may not:

         1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

         2. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

         3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

PORTFOLIO TURNOVER

     The Fund retains the right to sell securities irrespective of how long they have been held. The Adviser estimates that the annual turnover in the Fund will be approximately 100%. High portfolio turnover (100% or more) will generally result in higher transaction costs to a portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.


RISK FACTORS
================================================================================
INTEREST RATE RISK

     Generally, the market value of fixed income securities is subject to interest rate fluctuation and can be expected to vary inversely to changes in the prevailing interest rates. Thus, the value of portfolio investments held by the fund is likely to decline if prevailing interest rates rise, and vice versa.

LOWER RATED SECURITIES

     Investors should carefully consider the relative risks of investing in the higher yielding (and, therefore, higher risk) debt securities rated below investment-grade by S&P or Moody's, or which are similarly rated by another Rating Organization or are unrated but deemed by the Adviser to be comparable to instruments so rated.

     The Fund's investments in obligations rated below the four highest ratings of S&P and Moody's have different risks than investments in securities that are rated "investment-grade." Risk of loss upon default by the borrower is significantly greater because lower-rated securities are generally unsecured and are often subordinated to other creditors of the issuer, and because the issuers frequently have high levels of indebtedness and are more sensitive to adverse economic conditions, such as recessions, individual corporate developments and increasing interest rates than are investment-grade issuers. As a result, the market price of such securities, and the net asset value of the Fund's Shares, may be particularly volatile.

     Additional risks associated with  lower-rated  fixed income  securities are
(a) the relatively low trading market liquidity for the securities and (b) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, highly-leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated bonds generally and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. If the issuer of a lower-rated security held by the Fund defaulted, the Fund could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities held by the Fund, especially in a thinly traded market. Finally, the Fund's trading in fixed income securities entails risks that capital losses rather than gains will result. As a result, investment in the Fund should not be considered a complete investment program.

     The Adviser will continually evaluate lower-rated securities and the ability of their issuers to pay interest and principal. The Fund's ability to achieve its investment objectives may be more dependent on the Adviser's credit analysis than might be the case for a fund that invested in higher rated securities. See the "Appendix" in the Statement of Additional Information for a general description of securities ratings.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

     Mortgage-backed securities, like other fixed income instruments, may be subject to risks including price fluctuations due to interest rate changes. The returns on mortgage-backed securities may also be negatively affected by changes in principal pre-payment rates due to interest rate volatility.

     Mortgage-related securities acquired by the Fund may include collateralized mortgage obligations ("CMOs"), a type of derivative, issued by the Federal
National Mortgage Association, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association or other U.S. Government agencies or instrumentalities, as well as by private issuers. CMOs may involve additional risks other than those found in other types of mortgage-related obligations in that they may exhibit more price volatility and interest rate risk than such obligations. During periods of rising interest rates, CMOs may lose their liquidity as CMO market makers may choose not to repurchase, or may offer prices based on current market conditions, which are unacceptable to a fund based on the fund's analysis of the market value of the security. See "Investment Objectives and Policies" in the Statement of Additional Information.

     Asset-backed securities are also subject to declines in market value during periods of rising interest rates. Due to the possibility of prepayment of the underlying obligations, asset-backed securities have less potential for capital appreciation than other debt securities of comparable maturities during periods of declining interest rates. As a result, asset-backed securities may be less effective than other fixed income securities as a means of locking in attractive interest rates for the long term.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

     The Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund may also enter into "dollar rolls," in which it sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forgo principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

FOREIGN SECURITIES RISK

     The Fund may invest in foreign securities, as described above. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operating in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See "Investment Objectives and Policies -- Foreign Securities" in the Statement of Additional Information.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

     Because the Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and may receive interest and sale proceeds in currencies other than the U.S. dollar, the Fund from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies. Forward foreign currency exchange contracts are agreements to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen -- at a future date and at a specified price. Typically, the other party to a currency exchange contract will be a commercial bank or other financial institution. A fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies.

     Forward foreign currency exchange contracts also allow the Fund to hedge the currency risk of portfolio securities denominated in a foreign currency. This technique permits the assessment of the merits of a security to be considered separately from the currency risk. By separating the asset and the currency decision, it is possible to focus on the opportunities presented by the security apart from the currency risk. Although forward foreign currency exchange contracts are of short duration, generally between one and twelve months, the forward foreign currency exchange contracts are rolled over in a manner consistent with a more long-term currency decision. There is a risk of loss to the Fund if the other party does not complete the transaction.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS

     The Fund may purchase securities on a when-issued basis or enter into forward commitment transactions. When the Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, the Custodian will set aside cash, U.S. Government securities or other liquid assets equal to the amount of the purchase or the commitment in a separate account. As a result, the Fund's liquidity and ability to manage its portfolio might be affected in the event its when-issued purchases or forward commitments ever exceeded 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

OTHER

     The Fund's use of certain investment techniques, including derivatives, options and futures transactions, will subject the Fund to greater risk than Funds that do not employ such techniques.

INVESTMENT METHODS GENERALLY

     Investment methods described in this Prospectus are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.


MANAGEMENT
================================================================================
BOARD OF DIRECTORS

     The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

     Boston Partners Asset Management, L.P., located at One Financial Center, 43rd Floor, Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of September 30, 1997, in excess of $12.5 billion. The general partner of Boston Partners Asset Management, L.P. is Boston Partners, Inc., a company that acts as a general partner to investment advisers organized as limited partnerships.

     Subject to the supervision and direction of RBB's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is paid an advisory fee computed at an annual rate of 0.40% of the Fund's average daily net assets, which is calculated daily and paid monthly. The Adviser has notified RBB, however, that it intends to waive advisory fees during the Fund's initial fiscal period.

PORTFOLIO MANAGEMENT

     The day-to-day portfolio management of the Fund is the responsibility of William R. Leach who is a senior portfolio manager of the Adviser and Chairman of the Fixed Income Strategy Committee. Prior to joining the Adviser in April 1995, Mr. Leach was employed by The Boston Company Asset Management, Inc. ("The Boston Company") from 1988 through April 1995 where he was a senior portfolio manager and Director of the Fixed Income Strategy Committee. Mr. Leach has over 15 years of investment experience and is a Chartered Financial Analyst ("CFA"). Mr. Leach will be assisted by Glenn S. Davis, Joseph F. Feeney, Jr. and Michael A. Mullaney. Mr. Davis is a Fixed Income Portfolio Manager with the Adviser and is also a CFA. Prior to joining the Adviser in April 1995, he was Vice President and Portfolio Manager at The Boston Company, specializing in short and intermediate term corporate bonds. Prior to that position, he was responsible for the Short-Term Fixed Income Group at State Street Global Advisors. He has a total of 16 years of investment experience. Mr. Feeney is a Fixed Income Portfolio Manager with the Adviser and also a CFA. Prior to joining the Adviser in April 1995, he was Assistant Vice President and Mortgage-Backed Securities Portfolio Manager for Putnam Investments. Mr. Mullaney is a Fixed Income Portfolio Manager who joined the Adviser in June 1997. From 1984 to 1997, he was employed at Putnam Investments, most recently as Managing Director and Senior Investment
Strategist, specializing in portfolio strategy and management. His prior experience included a position as a senior Consultant from 1981 to 1983 with Chase Econometrics/Interactive Data Corporation, where he focused on quantitative methodologies in fixed income and equity management. He has over 15 years of investment experience.

ADMINISTRATOR

     PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. PFPC's principal offices are located at 400 Bellevue Parkway, Wilmington, Delaware 19809. For its services, PFPC receives a fee calculated at an annual rate of
 .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. However, PFPC has notified the Fund that it intends to waive one-half of its minimum annual fee during the Fund's initial fiscal period.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN

     PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent.

DISTRIBUTOR

     Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg Pincus Asset Management, Inc. ("Warburg"), with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.

EXPENSES

     The expenses of the Fund are deducted from its total income before dividends are paid. These expenses include, but are not limited to: distribution fees; fees paid to the Adviser and PFPC; fees and expenses of officers and directors who are not affiliated with any of RBB's investment advisers, sub-advisers or the Distributor; taxes; interest; legal fees; custodian fees; auditing fees; brokerage fees and commissions; certain of the fees and expenses of registering and qualifying the Fund and the Shares for distribution under federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing them annually to existing shareholders that are not attributable to a particular class of shares of RBB; the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB; fidelity bond and directors and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses that are not expressly assumed by the Adviser under its investment advisory agreement with respect to the Fund. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. Distribution expenses, transfer agency expenses, expenses of preparation, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders and registration fees, identified as belonging to a particular class, are allocated to such class.

     The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.


DISTRIBUTION OF SHARES
================================================================================
     The Board of Directors of RBB has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee, which is accrued daily and paid monthly, of up to 0.15% on an annualized basis of the average daily net assets of the Fund. The actual amount of such compensation under the Plan is agreed upon by RBB's Board of Directors and by the Distributor in the Distribution Agreement. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of 0.04% on the first $200 million of the average daily net assets of the Fund on an annualized basis in any year and 0.05% thereafter. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee.

     Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of Shares of the Fund, (ii) ongoing servicing and/or maintenance of the accounts of shareholders of the Fund, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares of the Fund, all as set forth in the Plan. The Distributor may pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

     The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Fund the fee agreed to under the Distribution Plan. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.


HOW TO PURCHASE SHARES
================================================================================
GENERAL

     Shares representing interests in the Fund are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Bond Fund" c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, Boston Partners Bond Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of the Boston Partners Bond Fund with a check issued by a third party and endorsed over to the Fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $100,000 and subsequent investments must be at least $5,000. For purposes of meeting the minimum initial purchase, clients which are part of endowments, foundations or other related groups may be aggregated. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.

     Shares may be purchased by principals and employees of the Adviser and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser without being subject to the minimum investment limitations.

     Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.

     The price paid for Shares purchased initially or acquired through the exercise of an exchange privilege is based on the net asset value next computed after a purchase order is received in good order by the Fund or its agents. Orders received by the Fund or its agents after the close of regular trading on the New York Stock Exchange, Inc. (currently 4:00 p.m., Eastern time) are priced at the net asset value next determined on the following business day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

     An investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment it is important that an investor follows these steps:

         A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

         B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                  PNC Bank, N.A.
                  Philadelphia, PA 19103
                  ABA NUMBER: 0310-0005-3
                  CREDITING ACCOUNT NUMBER: 86-1108-2507
                  FROM: (name of investor)
                  ACCOUNT NUMBER: (Investor's account number with the Fund) FOR PURCHASE OF: Boston Partners Bond Fund
                  AMOUNT: (amount to be invested)

         C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

     For subsequent investments, an investor should follow steps A and B above.

     Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account on a regular basis. Investors desiring to participate in the automatic investing program should call the Fund's transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.

HOW TO REDEEM AND EXCHANGE SHARES
================================================================================
REDEMPTION BY MAIL

     Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Bond Fund c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption.

     A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

BOSTON PARTNERS BOND FUND                 bp
  (INSTITUTIONAL CLASS)                   BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                                          --------------------------------------

ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement plan account.  For an IRA application or help with this  Application,  please call 1-888-261-4073

----------------   (Please check the appropriate box(es) below.)
| 1            |   [Checkbox] Individual     [Checkbox] Joint Tenant      [Checkbox] Other
| Account      |
| Registration:|   -----------------------------------------------------------------------------------------------------------------
----------------   Name                                                          SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

                   -----------------------------------------------------------------------------------------------------------------
                   NAME OF JOINT OWNER                                                JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #

                   For joint accounts,the  account  registrants will be joint tenants with right of  survivorship and not tenants in common unless tenants in common or community property registrations are requested.
----------------
GIFT TO MINOR:     [Checkbox]  UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
----------------
                   -----------------------------------------------------------------------------------------------------------------
                   NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                   -----------------------------------------------------------------------------------------------------------------
                   NAME OF MINOR (ONLY ONE PERMITTED)

                   -----------------------------------------------------------------------------------------------------------------
                   MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH

----------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:
----------------   -----------------------------------------------------------------------------------------------------------------
                   NAME OF CORPORATION, PARTNERSHIP, OR OTHER                                                  NAME(S) OF TRUSTEE(S)

                   -----------------------------------------------------------------------------------------------------------------
                   TAXPAYER IDENTIFICATION NUMBER

----------------   -----------------------------------------------------------------------------------------------------------------
| 2            |   STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Mailing      |
| Address:     |   -----------------------------------------------------------------------------------------------------------------
----------------   CITY                                                                      STATE                   ZIP CODE

                   -----------------------------------------------------------------------------------------------------------------
                   DAY PHONE NUMBER                                                                             EVENING PHONE NUMBER


----------------   Minimum initial investment of $100,000         Amount of investment $_______
| 3            |
| Investment   |   Make the check payable to Boston Partners Bond Fund.
| Information: |
----------------   Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.


----------------
DISTRIBUTION       NOTE:  Dividends and capital gains may be reinvested or paid by check.  If not options are selected below, both
OPTIONS:           dividends and capital gains will be reinvested in additional Fund shares.
----------------
                   INTEREST: Pay by check [Checkbox] Reinvest [Checkbox]  CAPITAL GAINS: Pay by check [Checkbox] Reinvest [Checkbox]



----------------   To use this option, you must initial the appropriate line below.
| 4            |   I authorize the Transfer Agent to accept instructions from any persons to redeem or exchange shares
| Telephone    |   in my account(s) by telephone in accordance with the procedures and conditions set forth in the
| Redemption   |   Fund's current prospectus.
| or Exchange:
----------------
                   ----------------------------------    -------------------------------Redeem shares, and send the proceeds to
                              individual initial                 joint initial          the address of record.

                   ----------------------------------    -------------------------------Exchange shares for shares of The Boston
                              individual initial                 joint initial          Partners Large Cap Value Fund and
                                                                                        Mid Cap Value Fund.

----------------   The Automatic Investment Plan which is available to shareholders of the Fund, makes possible regularly
| 5            |   scheduled purchases of Fund shares to allow dollar-cost averaging. The Fund's Transfer Agent can
| Automatic    |   arrange for an amount of money selected by you to be deducted from your checking account and used to
| Investment   |   purchase shares of the Fund.
| Plan:        |
----------------
                   Please debit $________ from my checking account (named below) on or about the 20th of the month.
                   PLEASE ATTACH AN UNSIGNED, VOIDED CHECK.
                          [Checkbox]  Monthly    [Checkbox]  Every Alternate Month   [Checkbox]  Quarterly   [Checkbox]  Other


----------------   -----------------------------------------------------------------------------------------------------------------
BANK OF RECORD:            BANK NAME                                                          STREET ADDRESS OR P.O. BOX
----------------
                   -----------------------------------------------------------------------------------------------------------------
                           CITY                                        STATE                                    ZIP CODE

                   -----------------------------------------------------------------------------------------------------------------
                           BANK ABA NUMBER                                                           BANK ACCOUNT NUMBER


----------------   The undersigned warrants that I (we) have full authority and, if a natural person, I (we) am (are) of legal age
| 6            |   to purchase shares pursuant to this Account Application, and I (we) have received a current prospectus for the
|              |   Fund in which I (we) am (are) investing.
| Signatures:  |
----------------   Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:

                   Under penalties of perjury, I certify that:

                   (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and
                   (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                   NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO
                   BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL
                   REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION
                   REQUIRED TO AUDIT BACKUP WITHHOLDING.


                   -----------------------------------------------------------------------------------------------------------------
                           SIGNATURE OF APPLICANT                                                           DATE

                   -----------------------------------------------------------------------------------------------------------------
                           PRINT NAME                                                                 TITLE (IF APPLICABLE)

                   -----------------------------------------------------------------------------------------------------------------
                           SIGNATURE OF JOINT OWNER                                                         DATE


                   -----------------------------------------------------------------------------------------------------------------
                           PRINT NAME                                                                 TITLE (IF APPLICABLE)


                   (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                   For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                   MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:     THE BOSTON PARTNERS BOND FUND
                                                                        C/O PFPC INC.
                                                                        P.O. BOX 8852
                                                                        WILMINGTON, DE  19899-8852


                      [THIS PAGE INTENTIONALLY LEFT BLANK]
are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "Exchange Privilege."

     Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

INVOLUNTARY REDEMPTION

     RBB reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

     In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by law. If the Shares to be redeemed have been recently purchased by check, PFPC may delay mailing a redemption check for up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that it is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

     The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Institutional Shares of the Boston Partners Large Cap Value Fund or the Boston Partners Mid Cap Value Fund, subject to restrictions described under "Exchange Privilege Limitations" below. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Boston Partners Large Cap Value Fund or Boston Partners Mid Cap Value Fund next determined after receipt of a request for an exchange by the Fund or its agents. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.

     If the exchanging shareholder does not currently own Institutional Shares of the Boston Partners Large Cap Value Fund or Boston Partners Mid Cap Value Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer
Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

     If an exchange is to a new account in the Boston Partners Large Cap Value Fund or Boston Partners Mid Cap Value Fund, the dollar value of Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

     The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transactions costs, the Fund has established a policy of limiting excessive exchange activity.

     Shareholders are entitled to three (3) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including purchases by exchange) that is deemed to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

     In order to request an exchange or redemption by telephone, a shareholder must have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with PFPC. These forms are available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

     RBB's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.


NET ASSET VALUE
================================================================================
     The net asset value for each class of the Fund is calculated by adding the value of the proportionate interest of each class in the Fund's securities, cash and other assets, deducting the actual and accrued liabilities of each class and dividing by the total number of outstanding shares of the class. The net asset value is calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time on each Business Day.

     Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     With the approval of the Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS
================================================================================
     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

     The Fund will declare and pay dividends from net investment income monthly. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES
================================================================================
     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

     The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his shares, whether such gain was reflected in the price paid for the shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

     RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

     Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

     Shareholders who exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize capital gain or loss for federal income tax purposes.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

MULTI-CLASS STRUCTURE
================================================================================
     The Fund offers one other class of shares, Investor Shares, which is offered directly to individual investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of the Investor Shares separately from Institutional Shares. Because of different fees paid by the Institutional Shares, the total return on such shares can be expected, at any time, to be different than the total return on Investor Shares. Information concerning the other class may be obtained by calling the Fund at (800) 311-9783 or 9829.

DESCRIPTION OF SHARES
================================================================================
     RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."

     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BOSTON PARTNERS BOND FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BOSTON PARTNERS BOND FUND.

     Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

     RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional
Information under "Additional Information Concerning Fund Shares" for examples of when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

     As of October 6, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

OTHER INFORMATION
================================================================================
REPORTS AND INQUIRIES

     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to the Fund's transfer agent, PFPC Inc., at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

     In  the  interest  of  economy  and  convenience,   physical   certificates
representing Shares in the Fund are not normally issued.

HISTORICAL PERFORMANCE INFORMATION

     The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis since inception and for the year ended September 30, 1997. The Composite is comprised of all of the Adviser's institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have operating histories, whereas the Fund had not commenced operations as of September 30, 1997. The Composite performance information includes the reinvestment of interest received by the underlying securities, realized and unrealized gains and losses, and reflects the payment of investment advisory fees. The Composite performance does not reflect custody fees or administrative fees that may be charged by banks, fiduciaries or other third parties in connection with these institutional and privately managed accounts. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. The past performance of the accounts which comprise the Composite is not indicative of the future performance of the Fund. These accounts have lower investment advisory fees than the Fund and the Composite performance figures would have been lower if subject to the higher fees and expenses to be incurred by the Fund. These private accounts are also not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the 1940 Act and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composite. As of September 30, 1997, the Fund had not yet commenced investment operations and therefore had no performance record of its own. Listed below the performance history for the Composite is a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.

     Average  annualized  investment  returns for the period ended September 30,
1997

                                                                     SINCE
                                                    ONE YEAR       INCEPTION
                                                    --------       ---------
     Composite Performance.......................     12.9%           9.4%*
     Lehman Brothers Aggregate Bond Index........      9.7%           7.4%**

     The Lehman Brothers Aggregate Bond Index is a broad market-weighted index, which encompasses three major classes of investment-grade, fixed-income securities with maturities greater than one year, including U.S. Treasury securities, corporate bonds and mortgage-backed securities.

 * The Adviser commenced managing these accounts on June 1, 1995.
** Since June 1, 1995.

FUTURE PERFORMANCE INFORMATION

     From time to time, the Fund may advertise its performance, including comparisons of its yield or total return to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of invest-
ment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Lehman Brothers Aggregate Bond Index. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE,
INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY   INFORMATION   OR  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.




                                -----------------
                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----
EXPENSE TABLE .............................................................    2
INTRODUCTION ..............................................................    2
INVESTMENT OBJECTIVES AND POLICIES ........................................    2
INVESTMENT LIMITATIONS ....................................................    4
RISK FACTORS ..............................................................    4
MANAGEMENT ................................................................    7
DISTRIBUTION OF SHARES ....................................................    9
HOW TO PURCHASE SHARES ....................................................    9
HOW TO REDEEM AND EXCHANGE SHARES .........................................   10
NET ASSET VALUE ...........................................................   12
DIVIDENDS AND DISTRIBUTIONS ...............................................   13
TAXES .....................................................................   13
MULTI-CLASS STRUCTURE .....................................................   14
DESCRIPTION OF SHARES .....................................................   14
OTHER INFORMATION .........................................................   14

INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia, Pennsylvania

TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities Inc.
New York, New York

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

   PROSPECTUS
JANUARY 1, 1998

                                 BOSTON PARTNERS
                                    BOND FUND
                                (INVESTOR SHARES)

                     BOSTON PARTNERS ASSET MANAGEMENT, L.P.

[LOGO OMITTED]

                            BOSTON PARTNERS BOND FUND
                                (INVESTOR CLASS)
                                       OF
                               THE RBB FUND, INC.

     Boston Partners Bond Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Investor Class ("Shares") offered by this Prospectus represent interests in the Fund. The investment objectives of the Fund are to maximize total return by investing principally in investment grade fixed income securities, and secondarily to seek current income.

     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of
Additional  Information,  dated  January  1,  1998,  has  been  filed  with  the
Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (800) 311-9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related material, on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


PROSPECTUS                                                       January 1, 1998

EXPENSE TABLE
--------------------------------------------------------------------------------

     The following tables illustrate all expenses and fees (after expected fee waivers) that a shareholder would incur in the Fund. The expenses and fees in the tables are based on expenses expected to be incurred for the Fund's initial fiscal period.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     Management Fees (after waivers)* ..............................  0.00%

     12b-1 Fees ....................................................  0.25%

     Other Expenses ................................................  0.60%
                                                                      ----
   Total Fund Operating Expenses (after waivers)* ..................  0.85%
                                                                      ====

 *In the absence of fee waivers,  Management  Fees would be 0.40% and Total Fund
  Operating Expenses would be 1.25%.

EXAMPLE

     An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:
                                                           ONE        THREE
                                                          YEAR        YEARS
                                                          ----        -----
     Boston Partners Bond Fund .........................   $9          $27

     The Expense Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Expense Table reflects a voluntary waiver of "Management Fees" for the Fund which is expected to be in effect during the initial fiscal period. However, the Adviser is under no obligation with respect to such waiver and there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Expense Table.

     The Example in the Expense Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     No financial data is supplied for the Fund because, as of the date of this Prospectus, the Fund has no performance history.

INTRODUCTION
--------------------------------------------------------------------------------

     RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-two separate investment portfolios. The Shares offered by this Prospectus represent interests in the Boston Partners Bond Fund. RBB was incorporated in Maryland on February 29, 1988.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

     The  investment  objectives  of the Fund are to  maximize  total  return by
investing   principally  in  investment  grade  fixed  income  securities,   and
secondarily to seek current income.

     The Fund will invest during normal market conditions at least 75% of its total assets in bonds, including corporate debt obligations and mortgage-backed and asset-backed securities (collectively, "Debt Securities") rated investment-grade or better at the time of purchase by Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's") or which are similarly rated by another nationally recognized statistical rating organization ("Rating Organization") (including Fitch Investors Service, Inc., Duff & Phelps, Thomson BankWatch and IBCA), or are unrated but deemed by Boston Partners Asset Management L.P. (the "Adviser") to be comparable in quality to instruments so rated. The Fund may invest up to 25% of its total assets in Debt Securities rated "BB" and "B" by Moody's or "Ba" and "B" by S&P or which are similarly rated by another Rating Organization or are unrated but are deemed by the Adviser to be comparable in quality to instruments that are so rated.

     Investment-grade Debt Securities are those rated at the time of purchase "AAA," "AA," "A" or "BBB" by S&P, "Aaa," "Aa," "A" or "Baa" by Moody's or which are similarly rated by another Rating Organization or are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated. Debt Securities rated "BBB" by S&P, "Baa" by Moody's or the equivalent rating of another Rating Organization, while still deemed investment-grade, are considered to have speculative characteristics and are more sensitive to economic change than higher rated bonds. Debt Securities rated below the four highest ratings of S&P or Moody's are often referred to as "junk bonds." Such Debt Securities are rated below investment-grade and carry a higher degree of risk and are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. See "Risk Factors -- Lower Rated Securities."

     The Adviser will select certain mortgage-backed and asset-backed securities which it believes have superior risk/return characteristics versus other fixed income instruments. Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies as well as by private issuers. Asset-backed securities represent pools of other assets (such as automobile installment purchase obligations and credit card receivables) similarly assembled for sale by private issuers. See "Risk Factors -- Mortgage-Backed and Asset-Backed Securities" in this prospectus and "Investment Objectives and Policies" in the Statement of Additional Information.

     The Fund may also invest up to 15% of its total assets in each of the following: collateralized mortgage obligations ("CMOs"), Yankee Bonds (dollar-denominated debt securities of foreign issuers), non-dollar denominated bonds of foreign or domestic issuers, securities that can be purchased and sold privately to institutional investors pursuant to Rule 144A, and convertible Debt Securities of U.S. and foreign issuers (including convertible preferred stock and notes). See "Risk Factors" in this Prospectus and "Investment Objectives and Policies" in the Statement of Additional Information.

     The Fund may invest in debt securities issued by the U.S. Government or government agencies, repurchase agreements and reverse repurchase agreements, foreign currency exchange transactions, dollar rolls, futures, option contracts (including options on futures) and stripped securities. The Fund may make when-issued purchases and forward commitments. See "Risk Factors" in this Prospectus and "Investment Objectives and Policies" in the Statement of Additional Information.

     The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

     Although the Fund has no restriction as to the maximum or minimum duration of any individual security held by it, during normal market conditions the Fund's average effective duration will generally be within 5% of the duration of the Lehman Brothers Aggregate Bond Index. "Duration" is a term used by investment managers to express the average time to receipt of expected cash flows (discounted to their present value) on a particular fixed income instrument or a portfolio of instruments. Duration takes into account the pattern of a security's cash flow over time, including how cash flow is affected by prepayments and changes in interest rates. For example, the duration of a five-year zero coupon bond that pays no interest or principal until the maturity of the bond is five years. This is because a zero coupon bond produces no cash flow until the maturity date. On the other hand, a coupon bond that pays interest semi-annually and matures in five years will have a duration of less than five years, which reflects the semi-annual cash flows resulting from coupon payments. Duration also generally defines the effect of interest rate changes on bond prices. Generally, if interest rates increase by one percent, the value of a security having an effective duration of five years would decrease in value by five percent.

     Any investment policy or limitation which involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund. The foregoing does not apply to the Fund's borrowing limitations or limit on purchases of illiquid securities.

     The Fund's investment objectives and policies described above may be changed by RBB's Board of Directors without the approval of the Fund's shareholders.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

     The Fund may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Fund may not:

         1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

         2. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

         3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

PORTFOLIO TURNOVER

     The Fund retains the right to sell securities irrespective of how long they have been held. The Adviser estimates that the annual turnover in the Fund will be approximately 100%. High portfolio turnover (100% or more) will generally result in higher transaction costs to a portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

RISK FACTORS
--------------------------------------------------------------------------------
INTEREST RATE RISK

     Generally, the market value of fixed income securities is subject to interest rate fluctuation and can be expected to vary inversely to changes in the prevailing interest rates. Thus, the value of portfolio investments held by the Fund is likely to decline if prevailing interest rates rise, and vice versa.

LOWER RATED SECURITIES

     Investors should carefully consider the relative risks of investing in the higher yielding (and, therefore, higher risk) debt securities rated below investment-grade by S&P or Moody's, or which are similarly rated by another Rating Organization or are unrated but deemed by the Adviser to be comparable to instruments so rated.

     The Fund's investments in obligations rated below the four highest ratings of S&P and Moody's have different risks than investments in securities that are rated "investment-grade." Risk of loss upon default by the borrower is significantly greater because lower-rated securities are generally unsecured and are often subordinated to other creditors of the issuer, and because the issuers frequently have high levels of indebtedness and are more sensitive to adverse economic conditions, such as recessions, individual corporate developments and increasing interest rates than are investment-grade issuers. As a result, the market price of such securities, and the net asset value of the Fund's Shares, may be particularly volatile.

     Additional risks associated with  lower-rated  fixed income  securities are
(a) the relatively low trading market liquidity for the securities and (b) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, highly-leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated bonds generally and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. If the issuer of a lower-rated security held by the Fund defaulted, the Fund could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities held by the Fund, especially in a thinly traded market. Finally, the Fund's trading in fixed income securities entails risks that capital losses rather than gains will result. As a result, investment in the Fund should not be considered a complete investment program.

     The Adviser will continually evaluate lower-rated securities and the ability of their issuers to pay interest and principal. The Fund's ability to achieve its investment objectives may be more dependent on the Adviser's credit analysis than might be the case for a fund that invested in higher rated securities. See the "Appendix" in the Statement of Additional Information for a general description of securities ratings.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

     Mortgage-backed securities, like other fixed income instruments, may be subject to risks, including price fluctuations due to interest rate changes. The returns on mortgage-backed securities may also be negatively affected by changes in principal pre-payment rates due to interest rate volatility.

     Mortgage-related securities acquired by the Fund may include collateralized mortgage obligations ("CMOs"), a type of derivative, issued by the Federal
National Mortgage Association, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association or other U.S. Government agencies or instrumentalities, as well as by private issuers. CMOs may involve additional risks other than those found in other types of mortgage-related obligations in that they may exhibit more price volatility and interest rate risk than such obligations. During periods of rising interest rates, CMOs may lose their liquidity as CMO market makers may choose not to repurchase, or may offer prices based on current market conditions, which are unacceptable to a fund based on the fund's analysis of the market value of the security. See "Investment Objectives and Policies" in the Statement of Additional Information.

     Asset-backed securities are also subject to declines in market value during periods of rising interest rates. Due to the possibility of prepayment of the underlying obligations, asset-backed securities have less potential for capital appreciation than other debt securities of comparable maturities during periods of declining interest rates. As a result, asset-backed securities may be less effective than other fixed income securities as a means of locking in attractive interest rates for the long term.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

     The Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund may also enter into "dollar rolls," in which it sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forgo principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

FOREIGN SECURITIES RISK

     The Fund may invest in foreign securities, as described above. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operating in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See "Investment Objectives and Policies -- Foreign Securities" in the Statement of Additional Information.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

     Because the Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and may receive interest and sale proceeds in currencies other than the U.S. dollar, the Fund from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies. Forward foreign currency exchange contracts are agreements to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen -- at a future date and at a specified price. Typically, the other party to a currency exchange contract will be a commercial bank or other financial institution. A fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies.

     Forward foreign currency exchange contracts also allow the Fund to hedge the currency risk of portfolio securities denominated in a foreign currency. This technique permits the assessment of the merits of a security to be considered separately from the currency risk. By separating the asset and the currency decision, it is possible to focus on the opportunities presented by the security apart from the currency risk. Although forward foreign currency exchange contracts are of short duration, generally between one and twelve months, the forward foreign currency exchange contracts are rolled over in a manner consistent with a more long-term currency decision. There is a risk of loss to the Fund if the other party does not complete the transaction.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS

     The Fund may purchase securities on a when-issued basis or enter into forward commitment transactions. When the Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, the Custodian will set aside cash, U.S. Government securities or other liquid assets equal to the amount of the purchase or the commitment in a separate account. As a result, the Fund's liquidity and ability to manage its portfolio might be affected in the event its when-issued purchases or forward commitments ever exceeded 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

OTHER

     The Fund's use of certain investment techniques, including derivatives, options and futures transactions, will subject the Fund to greater risk than Funds that do not employ such techniques.

INVESTMENT METHODS GENERALLY

     Investment methods described in this Prospectus are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

     The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

     Boston Partners Asset Management, L.P., located at One Financial Center, 43rd Floor, Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of September 30, 1997 in excess of $12.5 billion. The general partner of Boston Partners Asset Management, L.P. is Boston Partners, Inc., a company that acts as a general partner to investment advisers organized as limited partnerships.

     Subject to the supervision and direction of RBB's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is paid an advisory fee computed at an annual rate of 0.40% of the Fund's average daily net assets, which is calculated daily and paid monthly. The Adviser has notified RBB, however, that it intends to waive advisory fees during the Fund's initial fiscal period.

PORTFOLIO MANAGEMENT

     The day-to-day portfolio management of the Fund is the responsibility of William R. Leach who is a senior portfolio manager of the Adviser and Chairman of the Fixed Income Strategy Committee. Prior to joining the Adviser in April 1995, Mr. Leach was employed by The Boston Company Asset Management, Inc. ("The Boston Company") from 1988 through April 1995 where he was a senior portfolio manager and Director of the Fixed Income Strategy Committee. Mr. Leach has over 15 years of investment experience and is a Chartered Financial Analyst ("CFA"). Mr. Leach will be assisted by Glenn S. Davis, Joseph F. Feeney, Jr. and Michael
A. Mullaney. Mr. Davis is a Fixed Income Portfolio Manager with the Adviser and is also a CFA. Prior to joining the Adviser in April 1995, he was Vice President and Portfolio Manager at The Boston Company, specializing in short and intermediate term corporate bonds. Prior to that position, he was responsible for the Short-Term Fixed Income Group at State Street Global Advisors. He has a total of 16 years of investment experience. Mr. Feeney is a Fixed Income Portfolio Manager with the Adviser and also a CFA. Prior to joining the Adviser in April 1995, he was Assistant Vice President and Mortgage-Backed Securities Portfolio Manager for Putnam Investments. Mr. Mullaney is a Fixed Income Portfolio Manager who joined the Adviser in June 1997. From 1984 to 1997, he was employed at Putnam Investments, most recently as Managing Director and Senior Investment Strategist, specializing in portfolio strategy and management. His prior experience included a position as a senior Consultant from 1981 to 1983 with Chase Econometrics/Interactive Data Corporation, where he focused on quantitative methodologies in fixed income and equity management. He has over 15 years of investment experience.

ADMINISTRATOR

     PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. PFPC's principal offices are located at 400 Bellevue Parkway, Wilmington, Delaware 19809. For its services, PFPC receives a fee calculated at an annual rate of
 .125% of the Fund's average daily net assets with a minimum annual fee of $75,000 payable monthly on a pro rata basis. However, PFPC has notified the Fund that it intends to waive one-half of its minimum annual fee during the Fund's initial fiscal period.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

     PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker-dealers who have entered into dealer agreements with the Distributor ("Authorized Dealers") for the provision of certain shareholder support services to customers of such Authorized Dealers who are shareholders of the Fund. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR

     Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg Pincus Asset Management, Inc. ("Warburg"), with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.

EXPENSES

     The expenses of the Fund are deducted from its total income before dividends are paid. These expenses include, but are not limited to: fees paid to the Adviser and PFPC; distribution fees; fees and expenses of officers and directors who are not affiliated with any of RBB's investment advisers, sub-advisers or the Distributor; taxes; interest; legal fees; custodian fees; auditing fees; brokerage fees and commissions; certain of the fees and expenses of registering and qualifying the Fund and the Shares for distribution under federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing them annually to existing shareholders that are not attributable to a particular class of shares of RBB; the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB; fidelity bond and directors and officers liability insurance premiums; the expense of using independent pricing services and other expenses that are not expressly assumed by the Adviser under its investment advisory agreement with respect to the Fund. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. Distribution expenses, transfer agency expenses, expenses of preparation, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees, identified as belonging to a particular class, are allocated to such class.

     The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.

DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

     The Board of Directors of RBB has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Fund. The actual amount of such compensation under the Plan is agreed upon by RBB's Board of Directors and by the Distributor in the Distribution Agreement. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee.

     Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of Investor Shares of the Fund, (ii) ongoing servicing and/or maintenance of the accounts of shareholders of the Fund, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Shares of the Fund, all as set forth in the Plan. The Distributor may delegate some or all of these functions to Service Agents. See "Purchases Through Intermediaries" below.

     The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Fund the fee agreed to under the Distribution Plan. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

PURCHASES THROUGH INTERMEDIARIES

     Shares of the Fund may be available through various brokerage firms, financial institutions and programs sponsored by other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if Fund Shares are purchased directly from the Fund. Therefore, a client or customer should contact the Service Organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of Fund Shares and should read this Prospectus in light of the terms governing his accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Fund in accordance with their agreements with clients or customers. Service Organizations that have entered into agreements with the Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Fund's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses.

     For administration, subaccounting, transfer agency and/or other services, the Adviser or the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations with whom they have entered into agreements a fee of up to .35% (the "Service Fee') of the average annual value of accounts with the Fund maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization or recordkeeper is determined based upon a number of factors, including the nature and quality of the services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper. The Adviser, the Distributor or either of their affiliates may, at their own expense, provide promotional incentives for qualified recipients who support the sale of Shares consisting of securities dealers who have sold Fund Shares or others, including banks and other financial institutions, under special arrangements. Incentives may include opportunities to attend business meetings, conferences, sales or training programs for recipients, employees or clients and other programs or events and may also include opportunities to participate in advertising or sales campaigns and/or shareholder services and programs regarding one or more Boston Partners Funds. Travel, meals and lodging may also be paid in connection with these promotional activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Fund Shares.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

GENERAL

     Shares representing interests in the Fund are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Bond Fund" c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, Boston Partners Bond Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of the Boston Partners Bond Fund with a check issued by a third party and endorsed over to the fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $2,500 and subsequent investments must be at least $100. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.

     Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.

     The price paid for Shares purchased initially or acquired through the exercise of an exchange privilege is based on the net asset value next computed after a purchase order is received in good order by the Fund or its agents. Orders received by the Fund or its agents after the close of regular trading on the New York Stock Exchange, Inc. (currently 4:00 p.m., Eastern time) are priced at the net asset value next determined on the following business day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

     Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

         A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

BOSTON PARTNERS BOND FUND                 bp
    (INVESTOR CLASS)                      BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                                          --------------------------------------

ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement plan account.  For an IRA application or help with this  Application,  please call 1-888-261-4073

----------------   (Please check the appropriate box(es) below.)
| 1            |   [Checkbox] Individual     [Checkbox] Joint Tenant      [Checkbox] Other
| Account      |
| Registration:|   -----------------------------------------------------------------------------------------------------------------
----------------   Name                                                          SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

                   -----------------------------------------------------------------------------------------------------------------
                   NAME OF JOINT OWNER                                                JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #

                   For joint accounts,the  account  registrants will be joint tenants with right of  survivorship and not tenants in common unless tenants in common or community property registrations are requested.
----------------
GIFT TO MINOR:     [Checkbox]  UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
----------------
                   -----------------------------------------------------------------------------------------------------------------
                   NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                   -----------------------------------------------------------------------------------------------------------------
                   NAME OF MINOR (ONLY ONE PERMITTED)

                   -----------------------------------------------------------------------------------------------------------------
                   MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH

----------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:
----------------   -----------------------------------------------------------------------------------------------------------------
                   NAME OF CORPORATION, PARTNERSHIP, OR OTHER                                                  NAME(S) OF TRUSTEE(S)

                   -----------------------------------------------------------------------------------------------------------------
                   TAXPAYER IDENTIFICATION NUMBER

----------------   -----------------------------------------------------------------------------------------------------------------
| 2            |   STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Mailing      |
| Address:     |   -----------------------------------------------------------------------------------------------------------------
----------------   CITY                                                                      STATE                   ZIP CODE

                   -----------------------------------------------------------------------------------------------------------------
                   DAY PHONE NUMBER                                                                             EVENING PHONE NUMBER


----------------   Minimum initial investment of $2,500.          Amount of investment $_______
| 3            |
| Investment   |   Make the check payable to Boston Partners Bond Fund.
| Information: |
----------------   Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.


----------------
DISTRIBUTION       NOTE:  Dividends and capital gains may be reinvested or paid by check.  If not options are selected below, both
OPTIONS:           dividends and capital gains will be reinvested in additional Fund shares.
----------------
                   DIVIDENDS: Pay by check [Checkbox] Reinvest [Checkbox] CAPITAL GAINS: Pay by check [Checkbox] Reinvest [Checkbox]

----------------   To select this portion please fill out the information below:
SYSTEMATIC
WITHDRAWAL         Amount ______________________________________ Startup Month ______________________________________
PLAN:
----------------   Frequency Options:  Annually  [Checkbox]   Monthly  [Checkbox]   Quarterly  [Checkbox]

                   - A minimum account value of $10,000 in a single account is required to establish a Systematic Withdrawal Plan.
                   - Payments will be made on or near the 25th of the month.
                   Please check one of the following options:  _______ Please mail check to Address of Record (Named in Section 2)

                                                               _______ Please electronically credit my Bank of Record
                                                                       (Named in Section 5)



                   To use this option, you must initial the appropriate line below.
----------------
| 4            |   I authorize the Transfer Agent to accept instructions from any persons to redeem or exchange shares
| Telephone    |   in my account(s) by telephone in accordance with the procedures and conditions set forth in the
| Redemption   |   Fund's current prospectus.
| or Exchange:
---------------
                   ----------------------------------    -------------------------------Redeem shares, and send the proceeds to
                              Individual initial                 joint initial          the address of record.

                   ----------------------------------    -------------------------------Exchange shares for shares of The Boston
                              Individual initial                 joint initial          Partners Large Cap Value Fund and
                                                                                        Mid Cap Value Fund.

----------------   The Automatic Investment Plan which is available to shareholders of the Fund, makes possible regularly
| 5            |   scheduled purchases of Fund shares to allow dollar-cost averaging. The Fund's Transfer Agent can
| Automatic    |   arrange for an amount of money selected by you to be deducted from your checking account and used to
| Investment   |   purchase shares of the Fund.
| Plan:        |
----------------
                   Please debit $________ from my checking account (named below) on or about the 20th of the month.
                   PLEASE ATTACH AN UNSIGNED, VOIDED CHECK.

                       [Checkbox]   Monthly    [Checkbox]   Every Alternate Month   [Checkbox]   Quarterly   [Checkbox]   Other


----------------   -----------------------------------------------------------------------------------------------------------------
BANK OF RECORD:            BANK NAME                                                          STREET ADDRESS OR P.O. BOX
----------------
                   -----------------------------------------------------------------------------------------------------------------
                           CITY                                        STATE                                    ZIP CODE

                   -----------------------------------------------------------------------------------------------------------------
                           BANK ABA NUMBER                                                           BANK ACCOUNT NUMBER


----------------   The undersigned warrants that I (we) have full authority and, if a natural person, I (we) am (are) of legal age
| 6            |   to purchase shares pursuant to this Account Application, and I (we) have received a current prospectus for the
|              |   Fund in which I (we) am (are) investing.
| Signatures   |   Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following
----------------   certification:

                   Under penalties of perjury, I certify that:

                   (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and
                   (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                   NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO
                   BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL
                   REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION
                   REQUIRED TO AUDIT BACKUP WITHHOLDING.


                   -----------------------------------------------------------------------------------------------------------------
                           SIGNATURE OF APPLICANT                                                           DATE

                   -----------------------------------------------------------------------------------------------------------------
                           PRINT NAME                                                                 TITLE (IF APPLICABLE)

                   -----------------------------------------------------------------------------------------------------------------
                           SIGNATURE OF JOINT OWNER                                                         DATE


                   -----------------------------------------------------------------------------------------------------------------
                           PRINT NAME                                                                 TITLE (IF APPLICABLE)


                   (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                   For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                   MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:     THE BOSTON PARTNERS BOND FUND
                                                                        C/O PFPC INC.
                                                                        P.O. BOX 8852
                                                                        WILMINGTON, DE  19899-8852


                      [THIS PAGE INTENTIONALLY LEFT BLANK]
     wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

         B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:
                  PNC Bank, N.A.
                  Philadelphia, PA 19103
                  ABA NUMBER: 0310-0005-3
                  CREDITING ACCOUNT NUMBER: 86-1108-2507
                  FROM: (name of investor)
                  ACCOUNT NUMBER: (Investor's account number with the Fund)
                  FOR PURCHASE OF: Boston Partners Bond Fund
                  AMOUNT: (amount to be invested)

         C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

     For subsequent investments, an investor should follow steps A and B above.

AUTOMATIC INVESTING

     Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the Automatic Investment Plan should call the Fund's transfer agent, PFPC, at (888)261-4073 to obtain the appropriate forms.

RETIREMENT PLANS

     Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as Custodian. For further information as to applications and annual fees, contact PFPC at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

HOW TO REDEEM AND EXCHANGE SHARES
--------------------------------------------------------------------------------

REDEMPTION BY MAIL

     Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Bond Fund c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption.

     A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "Exchange Privilege."

     Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

SYSTEMATIC WITHDRAWAL PLAN

     If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to PFPC at P.O. Box 8852, Wilmington, Delaware 19899-8852. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price, which is net asset value next determined after the Fund's receipt of a redemption request. Redemption of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

     You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction showing the sources of the payment and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least seven Business Days prior to the end of the month preceding a scheduled payment.

INVOLUNTARY REDEMPTION

     RBB reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

     In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by law. If the Shares to be redeemed have been recently purchased by check, PFPC may delay mailing a redemption check, for up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that it is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

     The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Investor Shares of the Boston Partners Large Cap Value Fund or Investor Shares of the Boston Partners Mid Cap Value Fund, subject to the restrictions described under "Exchange Privilege Limitations" below. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Boston Partners Large Cap Value Fund or Boston Partners Mid Cap Value Fund next determined after receipt of a request for an exchange by the Fund or its agents. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.

     If the exchanging shareholder does not currently own Investor Shares of the Boston Partners Large Cap Value Fund or Boston Partners Mid Cap Value Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

     If an exchange is to a new account in the Boston Partners Large Cap Value Fund or Boston Partners Mid Cap Value Fund, the dollar value of Investor Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

     The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transactions costs, the Fund has established a policy of limiting excessive exchange activity.

     Shareholders are entitled to three (3) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including purchases by exchange) that is deemed to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

     In order to request an exchange or redemption by telephone, a shareholder must have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with PFPC. These forms are available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following
RBB's  telephone  transaction   procedures  described  below  or  for  following
instructions communicated by telephone that they reasonably believe to be genuine.

     RBB's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers

(other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

NET ASSET VALUE
--------------------------------------------------------------------------------

     The net asset value for each class of the Fund is calculated by adding the value of the proportionate interest of each class in the Fund's securities, cash and other assets, deducting the actual and accrued liabilities of each class and dividing by the total number of outstanding shares of the class. The net asset value is calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time on each Business Day.

     Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     With the approval of the Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

     The Fund will declare and pay dividends from net investment income monthly. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES
--------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

     The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

     RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

     Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

     Shareholders who exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize capital gain or loss for federal income tax purposes.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

MULTI-CLASS STRUCTURE
--------------------------------------------------------------------------------

     The Fund offers one other class of shares, Institutional Shares, which is offered directly to institutional investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of Institutional Shares separately from Investor Shares. Because of different fees paid by the Investor Shares, the total return on such shares can be expected, at any time, to be different than the total return on Institutional Shares. Information concerning the other class may be obtained by calling the Fund at (800) 311-9783 or 9829.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

     RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."

     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BOSTON PARTNERS BOND FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BOSTON PARTNERS BOND FUND.

     Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

     RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional
Information under "Additional Information Concerning Fund Shares" for examples of when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

     As of October 6, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to the Fund's transfer agent, PFPC Inc., at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

     In  the  interest  of  economy  and  convenience,   physical   certificates
representing Shares in the Fund are not normally issued.

HISTORICAL PERFORMANCE INFORMATION

     The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis since inception and for the year ended September 30, 1997. The Composite is comprised of all of the Adviser's institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have operating histories, whereas the Fund had not commenced operations as of September 30, 1997. The Composite performance information includes the reinvestment of interest received by the underlying securities, realized and unrealized gains and losses, and reflects the payment of investment advisory fees and transaction expenses. The Composite performance does not include custody fees or administrative fees that may be charged by banks, fiduciaries, or other third parties in connection with these insstitutional and privately managed accounts. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. The past performance of the accounts which comprise the Composite is not indicative of the future performance of the Fund. These accounts have lower investment advisory fees than the Fund and the Composite performance figures would have been lower if subject to the higher fees and expenses to be incurred by the Fund. These private accounts are also not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the 1940 Act and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composite. As of September 30, 1997, the Fund had not yet commenced investment operations and therefore had no performance record of its own. Listed below the performance history for the Composite is a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.

     Average  annualized  investment  returns for the period ended September 30,
1997

                                                                         Since
                                                     One Year          Inception
                                                     --------          ---------
     Composite Performance .........................  12.9%              9.4%*
     Lehman Brothers Aggregate
     Bond Index ....................................   9.7%              7.4%**

  * The Adviser commenced managing these accounts on June 1, 1995. ** Since June 1, 1995.

     The Lehman Brothers Aggregate Bond Index is a broad market-weighted index, which encompasses three major classes of investment-grade fixed income securities with maturities greater than one year, including U.S. Treasury securities, corporate bonds and mortgage-backed securities.

FUTURE PERFORMANCE INFORMATION

     From time to time, the Fund may advertise its performance, including comparisons of its yield or total return to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Lehman Brothers Aggregate Bond Index. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE,
INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY   INFORMATION   OR  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



                          -----------------------------
                                TABLE OF CONTENTS

                                                       PAGE
                                                       ----
EXPENSE TABLE ........................................   2
INTRODUCTION .........................................   2
INVESTMENT OBJECTIVES AND POLICIES ...................   2
INVESTMENT LIMITATIONS ...............................   4
RISK FACTORS .........................................   5
MANAGEMENT ...........................................   7
DISTRIBUTION OF SHARES ...............................   9
HOW TO PURCHASE SHARES ...............................  10
HOW TO REDEEM AND EXCHANGE SHARES ....................  11
NET ASSET VALUE ......................................  14
DIVIDENDS AND DISTRIBUTIONS ..........................  14
TAXES ................................................  14
MULTI-CLASS STRUCTURE ................................  15
DESCRIPTION OF SHARES ................................  15
OTHER INFORMATION ....................................  16

INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia, Pennsylvania

TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities Inc.
New York, New York

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania